Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit) [Abstract]
Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit)
5.	Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit)

Between March 2020 and August 2021, Legacy Lomond issued and sold an aggregate of 13,661,416 shares of series seed redeemable convertible preferred stock, par value $0.0001 per share, at a purchase price of approximately $0.402594 per share for aggregate proceeds of $5.5 million. Immediately prior to the closing of the Merger, Legacy Lomond had 758,967 shares of common stock and 13,661,416 shares of redeemable convertible preferred stock issued and outstanding. Pursuant to the terms of the Merger Agreement each share of Legacy Lomond’s redeemable convertible preferred stock and common stock outstanding immediately prior to the closing of the Merger was cancelled and converted into the right to receive one share of common stock of the Company.

Common Stock

As of March 31, 2025, the Company had authorized 300,000,000 shares of common stock, par value $0.0001 per share, and 32,198,214 shares of common stock were issued and outstanding. Holders of common stock are entitled to one vote. Subject to the special rights of holders of any outstanding series of preferred Stock, holders of shares of common stock shall be entitled to receive dividends and distributions as and if declared by the Board of Directors. Upon the voluntary or involuntary liquidation, dissolution or winding up of the Company, subject to the special rights of holders of any outstanding series of Preferred Stock, holders of shares of common Stock shall be entitled to receive the assets of the Corporation available for distribution to its stockholders.

Preferred Stock

As of March 31, 2025, the Company had authorized 10,000,000 shares of preferred stock, par value $0.0001 per share, of which none were issued and outstanding.

Private Placement Offering

Immediately following the Effective Time of the Merger, the Company issued an aggregate of $43.9 million of its shares of common stock pursuant to the Offering and the conversion of certain simple agreements for future equity (“SAFEs”) previously issued by Legacy Lomond, which included (i) 8,241,375 shares of common stock issued and sold at a purchase price of $4.00 per share in cash (the “Offering Price”) pursuant to the Subscription Agreement; (ii) 1,078,124 shares of common stock at a price of $3.20 pursuant to the conversion of certain SAFEs issued by Legacy Lomond in October 2024, and (iii) 2,083,332 shares of common stock at a price of $3.60 pursuant to the conversion of certain SAFEs issued by Legacy Lomond in August 2024.

The aggregate gross proceeds from the Offering, including the aggregate amount previously received from the issuance of the SAFEs, were $43.9 million (before deducting placement agent fees and expenses of the Offering of $4.3 million). As a result of the foregoing, in connection with the closing of the Offering, the Company issued Placement Agent Warrants to purchase an aggregate of 275,410 shares of our common stock.

On January 24, 2025, the Company entered into an amendment to the Subscription Agreement (“Amendment No. 1 to Subscription Agreements”) with the requisite holders in the original Offering to extend the Subsequent Closings end date from November 30, 2024 to February 28, 2025. On January 24, 2025, the Company conducted a Subsequent Closing under the Subscription Agreement, as amended, whereby an aggregate of 2,500,000 shares of common stock were issued and sold to an investor at the Offering Price on the same terms as provided in the Offering, including, specifically, the entry into a registration rights agreement to register the common stock issued in the Subsequent Closing (the “Second Closing”). The Company received gross proceeds of $10.0 million in connection with the Second Closing (before deducting placement agent fees and expenses of the offering of $0.7 million).

On March 24, 2025, the Company entered into an additional amendment to the Subscription Agreement (“Amendment No. 2 to Subscription Agreements”) with the requisite holders in the original Offering to extend the Subsequent Closings end date from February 28, 2025 to March 31, 2025 and to increase the size of the over-subscription amount under the Subscription Agreement. On March 24, 2025, the Company conducted an additional Subsequent Closing under the Subscription Agreement, as amended, whereby an aggregate of 2,500,000 shares of common stock were issued and sold to an investor at the Offering Price on the same terms as provided in the original Offering, including, specifically, the entry into a registration rights agreement to register the common stock issued in the additional Subsequent Closing (the “Third Closing”). The Company received gross proceeds of $10,000,000 in connection with the Third Closing (before deducting placement agent fees and expenses of the offering of $0.8 million).

Placement Agent Warrants

As discussed above, the Company issued warrants to purchase shares of common stock to placement agents as compensation for services provided in the Private Placement Offering. These warrants entitle the holders to purchase up to 275,410 shares of common stock at an exercise price of $4.00 per share, are exercisable beginning June 1, 2025 (the “Initial Exercise Date”) and expire four years from the Initial Exercise Date. The fair value of the warrants was recorded as a component of equity in conjunction with the Offering, which had no net impact to additional paid-in capital. As of March 31, 2025, all warrants remained outstanding.

Promissory Note issued to Stockholder

In September 2024, Legacy Lomond entered into a promissory note with Eilean, which allows Eilean to borrow an aggregate principal amount of up to $7.5 million from Legacy Lomond. The note accrues simple interest on the outstanding principal balance at a rate of 6% per annum. The outstanding principal and related accrued interest is due in full no later than September 30, 2027. As of March 31, 2025, Eilean has borrowed $4.0 million under the promissory note. The balance outstanding on this note receivable is included in stockholders’ equity in the condensed consolidated balance sheets.

6.	Redeemable Convertible Preferred Stock and Stockholder’s Equity (Deficit)

Between March 2020 and August 2021, Legacy Lomond issued and sold an aggregate of 13,661,416 shares of series seed redeemable convertible preferred stock, par value $0.0001 per share, at a purchase price of approximately $0.402594 per share for aggregate proceeds of $5.5 million. As of December 31, 2023 and immediately prior to the closing of the Merger, Legacy Lomond had 758,967 shares of common stock and 13,661,416 shares of redeemable convertible preferred stock issued and outstanding. Pursuant to the terms of the Merger Agreement each share of Legacy Lomond’s redeemable convertible preferred stock and common stock outstanding immediately prior to the closing of the Merger was cancelled and converted into the right to receive one share of common stock of the Company.

Common Stock

As of December 31, 2024, the Company had authorized 300,000,000 shares of common stock, par value $0.0001 per share, and 27,198,214 shares of common stock were issued and outstanding. Holders of common stock are entitled to one vote. Subject to the special rights of holders of any outstanding series of preferred Stock, holders of shares of common stock shall be entitled to receive dividends and distributions as and if declared by the Board of Directors. Upon the voluntary or involuntary liquidation, dissolution or winding up of the Company, subject to the special rights of holders of any outstanding series of Preferred Stock, holders of shares of common Stock shall be entitled to receive the assets of the Corporation available for distribution to its stockholders.

Preferred Stock

As of December 31, 2024, the Company had authorized 10,000,000 shares of preferred stock, par value $0.0001 per share, of which none were issued and outstanding.

Private Placement Offering

Immediately following the Effective Time of the Merger, the Company issued an aggregate of $43.9 million of its shares of common stock pursuant to the Offering and the conversion of certain SAFEs previously issued by Legacy Lomond, which included (i) 8,241,375 shares of common stock issued and sold at a purchase price of $4.00 per share in cash (the “Offering Price”) pursuant to the Subscription Agreement; (ii) 1,078,124 shares of common stock at a price of $3.20 pursuant to the conversion of certain SAFEs issued by Legacy Lomond in October 2024, and (iii) 2,083,332 shares of common stock at a price of $3.60 pursuant to the conversion of certain SAFEs issued by Legacy Lomond in August 2024.

The aggregate gross proceeds from the Offering, including the aggregate amount previously received from the issuance of the SAFEs, were $43.9 million (before deducting placement agent fees and expenses of the Offering of $4.3 million). As a result of the foregoing, in connection with the closing of the Offering, the Company issued Placement Agent Warrants to purchase an aggregate of 275,410 shares of our common stock.

Refer to Note 10 for information on subsequent events related to the Offering and Subscription Agreement.

Placement Agent Warrants

As discussed above, the Company issued warrants to purchase shares of common stock to placement agents as compensation for services provided in the Private Placement Offering. These warrants entitle the holders to purchase up to 275,410 shares of common stock at an exercise price of $4.00 per share, are exercisable beginning June 1, 2025 (the “Initial Exercise Date”) and expire four years from the Initial Exercise Date. The fair value of the warrants was recorded as a component of equity in conjunction with the Offering, which had no net impact to additional paid-in capital. As of December 31, 2024, all warrants remained outstanding.

Promissory Note issued to Stockholder

In September 2024, Legacy Lomond entered into a promissory note with Eilean, which allows Eilean to borrow an aggregate principal amount of up to $7.5 million from Legacy Lomond. The note accrues simple interest on the outstanding principal balance at a rate of 6% per annum. The outstanding principal and related accrued interest is due in full no later than September 30, 2027. As of December 31, 2024, Eilean has borrowed $4.0 million under the promissory note. The balance outstanding on this note receivable is included in stockholders’ deficit in the consolidated balance sheets.

Capital Contributions

During the years ended December 31, 2024 and 2023, Legacy Lomond received capital contributions of $7.5 million and $14.1 million from its Former Parent which are reflected as a component of additional paid-in capital. In October 2024, Legacy Lomond converted a $3.5 million capital contribution made by Eilean in May 2024 into SAFEs with a fair value on the date of issuance of $4.3 million. The SAFEs converted into 1,078,124 shares of common stock upon consummation of the Offering.